Note 7 - Leases (Details Textual)	3 Months Ended
Mar. 31, 2019 USD ($)
Operating Lease, Right-of-Use Asset, Amortization	$ 4,251
Operating Lease, Expense	$ 3,331
Office Building [Member]
Number of Operating Leases	1